Document and Entity Information	Jul. 15, 2025
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 15, 2025
Entity Registrant Name	SPIRE GLOBAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39493
Entity Tax Identification Number	85-1276957
Entity Address Address Line 1	8000 Towers Crescent Drive
Entity Address Address Line 2	Suite 1100
Entity Address City Or Town	Vienna
Entity Address, State or Province	VA
Entity Address Postal Zip Code	22182
City Area Code	202
Local Phone Number	301-5127
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value of $0.0001 per share
Trading Symbol	SPIR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Report”) supplements (i) the Current Report on Form 8-K filed with the Securities and Exchange Commission on July 21, 2025 (the “July Form 8-K”) by Spire Global, Inc. (the “Company”) disclosing, among other things, that on July 15, 2025, PricewaterhouseCoopers LLP (“PwC”) notified the Company of its resignation as the Company’s independent registered public accounting firm, effective upon the filing of the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2025 (the “Quarterly Report”) with the Securities and Exchange Commissions (the “SEC”), and (ii) the Current Report on Form 8-K filed with the Securities and Exchange Commission on September 15, 2025 (the “September Form 8-K,” and together with the July Form 8-K, the “Original Form 8-Ks”) by the Company disclosing, among other things, the engagement by the Audit Committee of the Board of Directors of the Company of KPMG LLP (“KPMG”), effective upon the filing of the Quarterly Report with the SEC, to serve as the Company’s independent registered public accounting firm. This Report is being filed now that the filing of the Quarterly Report is complete. This Report does not amend or change any of the information previously disclosed in the Original Form 8-Ks.
Entity Central Index Key	0001816017